Equity Investments - Additional Information (Detail) $ in Thousands, € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Sheet	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 746,600	$ 746,600	$ 872,500
Amortization expense due to fair value step-up		74,260	72,423	$ 74,356
Distributions from affiliates		15,132	53,738	8,708
Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 258,200	$ 258,200	412,900
Period used for lag basis, in months		1 month
Equity method investment, ownership percentage	50.00%	50.00%			50.00%
Equity method investments, share of net assets	$ 93,000	$ 93,000
Basis difference due to the step-up to fair value of certain assets and liabilities	165,200	165,200
Step-up to fair value of equity method investment, portion related to identification of goodwill		84,100
Amortization expense due to fair value step-up		8,800	10,500	11,200
Due from related parties, noncurrent	38,200	$ 38,200	42,500		€ 35.0	€ 35.0
Notes receivable, related parties, interest rate		1.14%
Interest rate per year in excess of Euribor as of date of the notes		1.00%
Equity method investments note payable with parent company, maturity date		Jan. 31, 2019
Impairment charge against investment	153,000
NuMit LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 314,500	$ 314,500	301,500
Period used for lag basis, in months		1 month
Equity method investment, ownership percentage	50.00%	50.00%			50.00%
Distributions from affiliates		$ 13,100	52,700	$ 6,700
Steel Technologies LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%	100.00%			100.00%
Number of sheet processing facilities operated by Steel Technologies | Sheet		25
Hunter Ridge Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 135,900	$ 135,900	138,600
Period used for lag basis, in months		1 month
Equity method investment, ownership percentage	50.00%	50.00%			50.00%
Facility A [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments credit facilities, amount	$ 133,600	$ 133,600			€ 122.5
Total amount outstanding under equity method investments credit facilities	$ 129,800	$ 129,800	129,900		€ 119.0	107.0
Standby Medium Long Term Credit Facility [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Total amount outstanding under equity method investments credit facilities			$ 72,800			€ 60.0
Guarantor obligation percentage of exposure in case of default	50.00%	50.00%			50.00%
Structured Trade Finance Facilities [Member] | Facility A [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Guarantor obligation percentage of exposure in case of default	50.00%	50.00%			50.00%
Line of credit facility, maturity period		Oct. 12, 2018